Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Financial Assets at Fair Value through Profit or Loss

Financial assets at fair value through profit or loss at March 31, 2018 and 2017 consisted of the following:

	At March 31,
	2018	2017
	(In millions)
Debt instruments	¥1,528,921	¥1,582,957
Equity instruments	18,751	16,136

Total financial assets at fair value through profit or loss	¥1,547,672	¥1,599,093